Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on deposits
Savings deposits	$ 900	$ 1,412	$ 2,283
Time deposits	7,875	10,301	15,805
Interest-bearing demand deposits	4,778	7,024	10,692
Total	$ 13,553	$ 18,737	$ 28,780